UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

MUNICIPAL PARTNERS FUND INC.

FORM N-Q

FEBRUARY 28, 2011

Schedule of investments (unaudited)

February 28, 2011

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 96.9%
Arizona — 1.8%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	$2,855,000	$2,871,730
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/29	1,000,000	1,033,640
Total Arizona				3,905,370
California — 13.5%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West	5.625%	7/1/32	5,000,000	4,881,300
California State, GO	5.250%	10/1/21	2,500,000	2,726,825
California State, GO, Unrefunded Balance	5.125%	6/1/24	35,000	35,038
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,370,280
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	5,000,000	4,815,750
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	870,270
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	2,735,240
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	3,099,120
Southern California Public Power Authority, Project Number 1	5.000%	11/1/33	2,000,000	1,700,280
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,283,775
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	2,500,000	2,326,200
University of California Revenues, AMBAC	5.000%	5/15/36	2,620,000	2,412,182
Total California				29,256,260
Colorado — 5.0%
Colorado Health Facilities Authority Revenue:
Poudre Valley Health Care	5.000%	3/1/25	2,850,000	2,747,172
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	3,559,080
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	455,000	477,736
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	4,141,200
Total Colorado				10,925,188
Connecticut — 0.3%
Connecticut State HFA, Housing Mortgage Finance Program	6.000%	11/15/38	635,000	636,988
Florida — 6.1%
Florida State Board of Education, GO	5.000%	6/1/26	5,500,000	5,862,890
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, AGM	5.000%	10/1/41	1,000,000	933,340
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	1,956,220
Orlando, FL, Utilities Commission, Utility System Revenue	5.250%	10/1/22	3,440,000	4,012,485
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	417,075	(a)
Total Florida				13,182,010
Illinois — 13.4%
Chicago, IL, Midway Airport Revenue:
NATL	5.500%	1/1/29	2,000,000	1,975,240
NATL	5.625%	1/1/29	3,750,000	3,673,275	(b)
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,010,300
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,059,240

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois — continued
Cook County, IL, Community College District No. 524 Moraine Valley, GO, NATL	5.000%	12/1/25	$1,500,000	$1,568,850
Illinois EFA Revenue, Northwestern University	5.500%	12/1/13	1,550,000	1,643,651
Illinois Health Facilities Authority Revenue:
Refunding, Lutheran General Health System	7.000%	4/1/14	1,450,000	1,571,452
Refunding, SSM Health Care, NATL	6.550%	6/1/13	1,850,000	2,076,847	(c)
Servantoor Project, AGM	6.000%	8/15/12	1,370,000	1,399,811	(c)
South Suburban Hospital Project	7.000%	2/15/18	500,000	575,415	(c)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,209,994
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,601,730
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Place, AGM	5.000%	6/15/50	3,000,000	2,551,200
Total Illinois				28,917,005
Indiana — 1.3%
Indiana Bond Bank Revenue	5.000%	8/1/23	715,000	728,885	(d)
Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, AMBAC	5.000%	5/1/35	2,390,000	2,033,341
Total Indiana				2,762,226
Maryland — 3.5%
Maryland State Economic Development Corp., EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	922,680
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital	6.000%	7/1/37	3,000,000	3,008,400
Suburban Hospital	5.500%	7/1/16	2,500,000	2,668,625
University of Maryland Medical Systems	6.000%	7/1/32	1,000,000	1,072,550	(d)
Total Maryland				7,672,255
Massachusetts — 1.8%
Massachusetts State HEFA Revenue, Partners Health	5.750%	7/1/32	2,405,000	2,471,763	(d)
Massachusetts State HEFA Revenue, Partners Health, Unrefunded Balance	5.750%	7/1/32	95,000	95,557
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	355,923
Massachusetts State Water Resources Authority, NATL	5.000%	8/1/34	1,000,000	1,009,780
Total Massachusetts				3,933,023
Michigan — 5.5%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	3,645,110
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	1,980,800
Refunding, Sparrow Hospital Obligated	5.000%	11/15/36	2,500,000	2,156,875
Trinity Health	5.375%	12/1/30	3,000,000	2,916,210
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,181,887	(b)
Total Michigan				11,880,882
Missouri — 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	1,881,300
Nevada — 1.0%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,120,060
New York — 15.0%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	1,000,000	976,270

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — continued
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	$3,000,000	$2,931,030
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	956,490
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	500,000	448,960
New York City, NY, TFA Revenue, Unrefunded Balance, Future Tax Secured	5.500%	11/15/17	4,115,000	4,408,893
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,329,375
New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	3,486,409
New York State Dormitory Authority Revenue, Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,034,220
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	4,828,592
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,184,200
Port Authority of New York & New Jersey	5.000%	1/15/41	5,000,000	4,848,900
Total New York				32,433,339
North Carolina — 3.2%
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,058,520
Wake County, NC, GO	5.000%	3/1/23	5,000,000	5,782,600
Total North Carolina				6,841,120
Ohio — 0.5%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,020,370
Oklahoma — 0.9%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,025,260
Oregon — 0.6%
Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems	5.250%	10/1/18	1,250,000	1,339,438
Pennsylvania — 1.8%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	511,510
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,821,425
Philadelphia, PA, School District, GO, AGM	5.500%	2/1/31	500,000	523,215	(d)
Total Pennsylvania				3,856,150
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	3,000,000	2,796,840
Tennessee — 1.8%
Memphis-Shelby County, TN, Airport Authority Revenue, AMBAC	6.000%	3/1/24	315,000	315,104	(b)
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,487,277
Total Tennessee				3,802,381
Texas — 11.5%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,636,875
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,316,500
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,124,376

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	$4,750,000	$4,663,455	(b)(e)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems	5.250%	12/1/18	2,960,000	3,118,893
Kemp, TX, ISD, GO, School Building	5.250%	2/15/33	3,450,000	3,570,922
Mesquite, TX, ISD No. 1, GO, Capital Appreciation, PSFG	0.000%	8/15/27	1,000,000	447,830
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,441,325
Texas State Turnpike Authority Revenue, First Tier, AMBAC	5.500%	8/15/39	5,000,000	4,479,650
Total Texas				24,799,826
Washington — 4.8%
Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, AMBAC	5.450%	7/1/37	2,900,000	2,733,772	(b)
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,015,100
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	2,847,060
Washington State, GO	5.000%	8/1/22	2,590,000	2,879,381
Total Washington				10,475,313
Wisconsin — 1.4%
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,106,610
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $212,368,990)				209,569,214
SHORT-TERM INVESTMENTS — 3.1%
Colorado — 0.5%
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.180%	12/1/29	1,115,000	1,115,000	(f)(g)
New Jersey — 2.6%
New Jersey EDA, School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.190%	9/1/31	5,700,000	5,700,000	(f)(g)
TOTAL SHORT-TERM INVESTMENTS (Cost — $6,815,000)				6,815,000
TOTAL INVESTMENTS — 100.0% (Cost — $219,183,990#)				$216,384,214

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Communities Development Authority
COP	- Certificates of Participation
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FGIC	- Financial Guaranty Insurance Company - Insured Bonds
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
ISD	- Independent School District
LOC	- Letter of Credit
MTA	- Metropolitan Transportation Authority
MWRA	- Massachusetts Water Resources Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PSF	- Permanent School Fund
PSFG	- Permanent School Fund Guaranty
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

Summary of Investments by Industry *

Health Care	19.8%
Local General Obligation	13.5
Special Tax Obligation	12.0
Transportation	11.9
Power	11.1
Industrial Revenue	9.6
Water & Sewer	5.6
Pre-Refunded/Escrowed to Maturity	4.1
State General Obligation	3.3
Education	2.8
Leasing	2.5
Housing	0.3
Solid Waste/Resource Recovery	0.2
Other	0.2
Short-Term Investments	3.1
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of February 28, 2011 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡

AAA/Aaa	19.3%
AA/Aa	38.2
A	31.6
BBB/Baa	7.3
NR	0.5
A-1/VMIG1	3.1
100.0%

†As a percentage of total investments.

‡ The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 through 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.

C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.

CC	—	Default of some kind appears probable.

C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.

P-3	—	Have an acceptable ability to repay short-term debt obligations.

NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$209,569,214	—	$209,569,214
Short-term investments†	—	6,815,000	—	6,815,000
Total investments	—	$216,384,214	—	$216,384,214

†See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 28, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (cont’d)

2.  Investments (cont’d)

Gross unrealized appreciation	$3,469,765
Gross unrealized depreciation	(6,269,541)
Net unrealized depreciation	$(2,799,776)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 21, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  April 21, 2011